CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Share Capital	Reserves	Translation Difference	Valuation Adjustments	Result for the Year	Noncontrolling interests	Total
Shares outstanding at beginning of period at Dec. 31, 2017	171,977
Equity at beginning of period at Dec. 31, 2017	$ 1,796	$ 996,380	$ (164,675)	$ (16,799)	$ (678)	$ 121,734	$ 937,758
Comprehensive (loss) income			(44,276)	5,591	43,661	(19,978)	(15,002)	[1]
Issue of share capital		240					240
Cash settlement of equity awards		(680)					(680)
Share-based compensation		2,798					2,798
Distribution of profit (loss)		(678)			678
Dividends paid to joint venture partner		(20,642)					(20,642)
Own shares acquired	$ (12)	(20,088)					(20,100)
Own shares acquired (in shares)	(1,153)
Non-controlling interest arising on the acquisition and increase in ownership interest		(15,623)	1,585	(351)		14,389
Equity at end of period at Dec. 31, 2018	$ 1,784	941,707	(207,366)	(11,559)	43,661	116,145	884,372
Shares outstanding at end of period at Dec. 31, 2018	170,864
Shares issued (in shares)	40
Comprehensive (loss) income			(9,886)	9,390	(280,601)	(3,852)	(284,949)
Share-based compensation		4,879					4,879
Distribution of profit (loss)		43,661			(43,661)
Dividends paid						(97)	(97)
Non-controlling interest arising on the acquisition and increase in ownership interest		(14,889)	7,100			5,881	(1,908)
Equity at end of period at Dec. 31, 2019	$ 1,784	975,358	(210,152)	(2,169)	(280,601)	118,077	602,297
Shares outstanding at end of period at Dec. 31, 2019	170,864
Comprehensive (loss) income			3,393	7,924	(246,339)	(3,573)	(238,595)
Share-based compensation		2,017					2,017
Distribution of profit (loss)		(280,601)			280,601
Equity at end of period at Dec. 31, 2020	$ 1,784	$ 696,774	$ (206,759)	$ 5,755	$ (246,339)	$ 114,504	$ 365,719
Shares outstanding at end of period at Dec. 31, 2020	170,864

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).